Other Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Other Disclosures
Summary of remuneration of the Board of Directors and Executive Management

(DKK million)	2022	2021	2020

Wages and salaries	55	51	48
Share-based compensation expenses	70	58	43
Defined contribution plans	2	2	2

Total	127	111	93

Schedule of Remuneration to the Board of Directors

	Base Board Fee			Committee Fees			Share-Based Compensation Expenses			Total
(DKK million)	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020

Deirdre P. Connelly	1.2	1.2	1.1	0.5	0.5	0.5	0.9	0.7	0.7	2.6	2.4	2.3
Pernille Erenbjerg	0.9	0.9	0.7	0.4	0.4	0.4	0.7	0.5	0.4	2.0	1.8	1.5
Anders Gersel Pedersen	0.6	0.6	0.4	0.4	0.4	0.4	0.5	0.4	0.5	1.5	1.4	1.3
Paolo Paoletti	0.6	0.6	0.4	0.3	0.3	0.3	0.5	0.4	0.4	1.4	1.3	1.1
Rolf Hoffmann	0.6	0.6	0.4	0.3	0.4	0.3	0.5	0.4	0.5	1.4	1.4	1.2
Elizabeth O’Farrell[1]	0.5	-	-	0.2	-	-	0.6	-	-	1.3	-	-
Jonathan Peacock[2]	-	0.5	0.3	-	0.3	0.3	-	0.6	0.4	-	1.4	1.0
Mats Pettersson[3]	-	-	0.3	-	-	0.1	-	-	1.6	-	-	2.0
Mijke Zachariasse[4]	0.6	0.6	0.4	-	-	-	0.4	0.3	0.1	1.0	0.9	0.5
Martin Schultz[4]	0.5	-	-	-	-	-	-	-	-	0.5	-	-
Takahiro Hamatani[4]	0.5	-	-	-	-	-	-	-	-	0.5	-	-
Peter Storm Kristensen[5]	0.1	0.6	0.4	-	-	-	0.1	0.4	0.4	0.2	1.0	0.8
Rima Bawarshi Nassar[5,6]	0.1	0.6	0.1	-	-	-	0.1	0.2	-	0.2	0.8	0.1
Daniel J. Bruno[6]	-	-	0.3	-	-	-	-	-	(0.4)	-	-	(0.1)

Total	6.2	6.2	4.8	2.1	2.3	2.3	4.3	3.9	4.6	12.6	12.4	11.7

Schedule of executive compensation

	Base Salary			Defined Contribution Plans			Other Benefits			Annual Cash Bonus			Share-Based Compensation Expenses			Total
(DKK million)	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020

Jan van de Winkel	8.6	7.9	7.3	1.3	1.1	1.0	0.3	0.6	1.0	8.6	7.9	8.4	22.9	20.6	19.6	41.7	38.1	37.3
Anthony Pagano[1]	4.3	3.2	3.0	0.1	0.1	0.1	-	-	-	2.6	1.9	2.3	9.5	7.2	5.2	16.5	12.4	10.6
Anthony Mancini[2]	4.7	3.9	3.1	0.1	0.1	0.1	-	3.1	3.3	2.8	2.3	2.0	11.4	7.2	3.1	19.0	16.6	11.6
Judith Klimovsky	4.9	4.0	4.0	0.1	0.1	0.1	-	-	0.1	2.9	2.5	3.0	14.1	13.2	12.7	22.0	19.8	19.9
Tahamtan Ahmadi[3]	4.6	3.3	-	0.1	0.1	-	-	-	-	2.8	2.0	-	7.7	5.5	-	15.2	10.9	-
David A. Eatwell[1]	-	-	0.9	-	-	0.1	-	-	2.5	-	-	-	-	-	(2.3)	-	-	1.2

Total	27.1	22.3	18.3	1.7	1.5	1.4	0.3	3.7	6.9	19.7	16.6	15.7	65.6	53.7	38.3	114.4	97.8	80.6

1 – David A. Eatwell stepped down as CFO on February 29, 2020, and Anthony Pagano was appointed CFO and member of the Executive Management on March 1, 2020.

2 – Anthony Mancini was appointed Chief Operating Officer and member of the Executive Management in March 2020.

3 – Tahamtan Ahmadi was appointed Chief Medical Officer, Head of Experimental Medicines and member of the Executive Management in March 2021.

Summary of fees to auditors

(DKK million)	2022	2021	2020

PricewaterhouseCoopers
Audit fees	5.8	5.8	4.9
Audit-related fees	2.0	1.8	1.0
Tax fees	-	-	0.3
All other fees	-	0.1	-

Total	7.8	7.7	6.2

Summary of adjustments to cash flow statement

(DKK million)	Note	2022	2021	2020

Adjustments for non-cash transactions:
Depreciation, amortization and impairment	3.1, 3.2, 3.3	362	248	259
Share-based compensation expenses	2.3, 4.6	439	310	200
Other		-	(32)	-

Total adjustments for non-cash transactions		801	526	459

Change in operating assets and liabilities:
Receivables		(2,213)	(1,074)	306
Deferred revenue		-	-	513
Other payables		283	304	168

Total change in operating assets and liabilities		(1,930)	(770)	987